Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended
Sep. 30, 2022
Text block [abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value	The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at September 30, 2022 and March 31, 2022.

	At September 30, 2022
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥3,307,309	¥608,927	¥—	¥3,916,236
Equity instruments	89,077	1,037	—	90,114

Total trading assets	3,396,386	609,964	—	4,006,350

Derivative financial instruments:
Interest rate derivatives	713,868	6,697,081	8	7,410,957
Currency derivatives	—	5,708,487	742	5,709,229
Equity derivatives	77,847	758	31,745	110,350
Commodity derivatives	1,444	13,973	—	15,417
Credit derivatives	—	21,669	381	22,050

Total derivative financial instruments	793,159	12,441,968	32,876	13,268,003

Financial assets at fair value through profit or loss:
Debt instruments	45,278	294,637	633,479	973,394
Equity instruments	2,459	83	39,110	41,652

Total financial assets at fair value through profit or loss	47,737	294,720	672,589	1,015,046

Investment securities at fair value through other comprehensive income:
Japanese government bonds	9,988,100	—	—	9,988,100
U.S. Treasury and other U.S. government agency bonds	5,637,454	—	—	5,637,454
Other debt instruments	1,279,381	5,569,657	—	6,849,038

Total debt instruments	16,904,935	5,569,657	—	22,474,592

Equity instruments	3,875,528	6,583	460,461	4,342,572

Total investment securities at fair value through other comprehensive income	20,780,463	5,576,240	460,461	26,817,164

Total	¥25,017,745	¥18,922,892	¥1,165,926	¥45,106,563

Financial liabilities:
Trading liabilities:
Debt instruments	¥2,814,727	¥137,831	¥—	¥2,952,558
Equity instruments	21,612	6,391	—	28,003

Total trading liabilities	2,836,339	144,222	—	2,980,561

Derivative financial instruments:
Interest rate derivatives	261,247	8,828,893	10,601	9,100,741
Currency derivatives	1,387	6,093,563	6,057	6,101,007
Equity derivatives	109,314	57	15,147	124,518
Commodity derivatives	2,005	12,018	—	14,023
Credit derivatives	—	25,940	360	26,300

Total derivative financial instruments	373,953	14,960,471	32,165	15,366,589

Financial liabilities designated at fair value through profit or loss	—	194,128	228,601	422,729

Others (2)	—	(6,457)	(10,196)	(16,653)

Total	¥3,210,292	¥15,292,364	¥250,570	¥18,753,226

	At March 31, 2022
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,860,215	¥629,043	¥—	¥3,489,258
Equity instruments	245,186	1,852	—	247,038

Total trading assets	3,105,401	630,895	—	3,736,296

Derivative financial instruments:
Interest rate derivatives	612,246	2,981,691	6	3,593,943
Currency derivatives	101	2,697,933	5,951	2,703,985
Equity derivatives	74,820	689	26,804	102,313
Commodity derivatives	1,413	20,127	—	21,540
Credit derivatives	—	21,318	649	21,967

Total derivative financial instruments	688,580	5,721,758	33,410	6,443,748

Financial assets at fair value through profit or loss:
Debt instruments	516,455	447,738	693,013	1,657,206
Equity instruments	2,375	120	35,884	38,379

Total financial assets at fair value through profit or loss	518,830	447,858	728,897	1,695,585

Investment securities at fair value through other comprehensive income:
Japanese government bonds	15,774,197	—	—	15,774,197
U.S. Treasury and other U.S. government agency bonds	5,681,789	—	—	5,681,789
Other debt instruments	1,378,880	5,232,100	—	6,610,980

Total debt instruments	22,834,866	5,232,100	—	28,066,966

Equity instruments	4,117,832	11,940	468,713	4,598,485

Total investment securities at fair value through other comprehensive income	26,952,698	5,244,040	468,713	32,665,451

Total	¥31,265,509	¥12,044,551	¥1,231,020	¥44,541,080

Financial liabilities:
Trading liabilities:
Debt instruments	¥3,026,965	¥125,078	¥—	¥3,152,043
Equity instruments	23,339	6,610	—	29,949

Total trading liabilities	3,050,304	131,688	—	3,181,992

Derivative financial instruments:
Interest rate derivatives	218,193	3,547,303	7,168	3,772,664
Currency derivatives	204	2,983,028	4,299	2,987,531
Equity derivatives	145,021	2,676	11,420	159,117
Commodity derivatives	202	19,342	—	19,544
Credit derivatives	—	27,352	128	27,480

Total derivative financial instruments	363,620	6,579,701	23,015	6,966,336

Financial liabilities designated at fair value through profit or loss	—	164,648	291,086	455,734

Others (2) (3)	—	917	(3,052)	(2,135)

Total	¥3,413,924	¥6,876,954	¥311,049	¥10,601,927

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the six months ended September 30, 2022 and for the fiscal year ended March 31, 2022.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments
 (including embedded derivatives)”
in Note 44 “Fair Value of Financial Assets and Liabilities” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2022.

(3)	Contingent consideration liabilities arising from business combinations, which are measured at fair value using discounted cash flow models, are presented as others.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value
The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the six months ended September 30, 2022 and 2021.

		Total gains (losses)									Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2022
	At April 1, 2022	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Issuances	Settlements (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At September 30, 2022
	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(7,162)	¥(3,439)	¥—	¥8	¥—	¥—	¥—	¥—	¥—	¥(10,593)	¥(3,409)
Currency derivatives—net	1,652	(1,445)	—	—	—	—	—	—	(5,522)	(5,315)	(2,099)
Equity derivatives—net	15,384	3,709	—	2,609	(5,104)	—	—	—	—	16,598	6,924
Credit derivatives—net	521	(500)	—	—	—	—	—	—	—	21	(494)

Total derivative financial instruments—net	10,395	(1,675)	—	2,617	(5,104)	—	—	—	(5,522)	711	922

Financial assets at fair value through profit or loss:
Debt instruments	693,013	25,736	398	68,177	(40,242)	—	(33,344)	—	(80,259)	633,479	26,808
Equity instruments	35,884	76	—	4,403	(161)	—	(633)	—	(459)	39,110	(48)

Total financial assets at fair value through profit or loss	728,897	25,812	398	72,580	(40,403)	—	(33,977)	—	(80,718)	672,589	26,760

Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	(6,391)	2,175	(3,972)	—	(64)	—	—	460,461	—

Total investment securities at fair value through other comprehensive income	468,713	—	(6,391)	2,175	(3,972)	—	(64)	—	—	460,461	—

Financial liabilities designated at fair value through profit or loss	(291,086)	41,262	220	—	—	(44,886)	65,889	—	—	(228,601)	57,436

Others (3) —liabilities	3,052	7,567	—	940	—	—	—	—	(1,363)	10,196	8,185

Total	¥919,971	¥72,966	¥(5,773)	¥78,312	¥(49,479)	¥(44,886)	¥31,848	¥—	¥(87,603)	¥915,356	¥93,303

		Total gains (losses)									Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30, 2021
	At April 1, 2021	Included in profit or loss	Included in other comprehensive income	Purchases	Sales	Issuances	Settlements (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At September 30, 2021

	(In millions)

Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,588)	¥1,799	¥—	¥101	¥—	¥—	¥—	¥—	¥(135)	¥(1,823)	¥1,799
Currency derivatives—net	(5,341)	674	—	—	—	—	—	—	—	(4,667)	615
Equity derivatives—net	7,132	(296)	—	5,423	(3,987)	—	—	—	—	8,272	1,442
Credit derivatives—net	1,766	166	5	—	—	—	(437)	—	—	1,500	172

Total derivative financial instruments—net	(31)	2,343	5	5,524	(3,987)	—	(437)	—	(135)	3,282	4,028

Financial assets at fair value through profit or loss:
Debt instruments	561,450	47,629	20	58,818	(43,278)	—	(28,643)	—	(848)	595,148	46,888
Equity instruments	32,777	(1,291)	—	3,975	(374)	—	(2,109)	—	(359)	32,619	(1,369)

Total financial assets at fair value through profit or loss	594,227	46,338	20	62,793	(43,652)	—	(30,752)	—	(1,207)	627,767	45,519

Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	29,590	46,753	(585)	—	(5,031)	—	(1)	518,331	—

Total investment securities at fair value through other comprehensive income	447,605	—	29,590	46,753	(585)	—	(5,031)	—	(1)	518,331	—

Financial liabilities designated at fair value through profit or loss	(166,896)	3,064	775	—	—	(217,324)	135,967	—	5,378	(239,036)	3,041

Others (3) —liabilities	(1,104)	(2,607)	—	—	—	—	—	—	615	(3,096)	(2,915)

Total	¥873,801	¥49,138	¥30,390	¥115,070	¥(48,224)	¥(217,324)	¥99,747	¥—	¥4,650	¥907,248	¥49,673

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of investment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the six months ended September 30, 2022, transfers out of Level 3 amounted to
 ¥87,603
million primarily due to a decrease of significance of unobservable inputs of certain financial assets at fair value through profit or loss, including certain
investment funds. On the other hand, for the six months ended September 30, 2021, those amounted to
 ¥(4,650)
million primarily due to an increase in observability of inputs for certain financial liabilities designated at fair value through profit or loss.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities
The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at September 30, 2022 and 2021 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the six months ended September 30,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at September 30,
	2022	2021	2022	2021

	(In millions)
Net interest income	¥861	¥2,566	¥576	¥868
Net trading income (loss)	5,120	(1,756)	8,531	1,319
Net income from financial assets and liabilities at fair value through profit or loss	67,074	49,402	84,196	48,560
Other expenses	89	1,074	—	1,074

Total	¥72,966	¥49,138	¥93,303	¥49,673

Summary of Aggregate Deferred Day One Profit Yet to Be Recognized in Profit
The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the six months ended September 30, 2022 and 2021, and reconciliation of changes in the balances were as follows:

	For the six months ended September 30,
	2022	2021

	(In millions)
Balance at beginning of period	¥27,100	¥18,392
Increase due to new trades	7,061	14,309
Reduction due to redemption, sales or passage of time	(16,017)	(11,712)

Balance at end of period	¥18,144	¥20,989

Quantitative Information about Significant Unobservable Inputs Used in the Fair Value Measurement for Level 3 Financial Assets and Liabilities	The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at September 30, 2022 and March 31, 2022.

	At September 30, 2022
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥8	¥10,601	Option model	Interest rate to interest rate correlation	36%-99%
				Quanto correlation	4%-41%
Currency derivatives	742	6,057	Option model	Interest rate to interest rate correlation	29%-99%
				Quanto correlation	7%-50%
				Foreign exchange volatility	12%-48%
Equity derivatives	31,745	15,147	Option model	Equity to equity correlation	47%-92%
				Quanto correlation	(13)%-33%
				Equity volatility	17%-104%
Credit derivatives	381	360	Credit Default model	Quanto correlation	15%-25%
Financial assets at fair value through profit or loss:
Debt instruments	633,479	—	Option model	Foreign exchange volatility	13%-42%
			DCF model	Probability of default rate	0%-13%
				Loss given default rate	0%-100%
			Net asset value (2)	—	—
Equity instruments	39,110	—	DCF model	Probability of default rate	0%-2%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	460,461	—	Market multiples	Price/ Book value multiple	0.2x-3.4x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	228,601	Option model	Equity to equity correlation	45%-93%
				Interest rate to interest rate correlation	29%-30%
				Quanto correlation	(13)%-50%
				Equity volatility	19%-104%
			Credit Default model	Quanto correlation	15%-25%
Others (4)	—	(10,196)	Option model	Equity to equity correlation	59%-84%
				Interest rate to interest rate correlation	29%-99%
				Quanto correlation	4%-50%
				Equity volatility	21%-37%
				Foreign exchange volatility	12%-48%
			Credit Default model	Quanto correlation	15%-25%

	At March 31, 2022
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥6	¥7,168	Option model	Interest rate to interest rate correlation	16%-99%
				Quanto correlation	7%-30%
Currency derivatives	5,951	4,299	Option model	Interest rate to interest rate correlation	29%-99%
				Quanto correlation	7%-49%
				Foreign exchange volatility	11%-39%
			DCF model	Prepayment rate	22%
Equity derivatives	26,804	11,420	Option model	Equity to equity correlation	45%-92%
				Quanto correlation	(16)%-35%
				Equity volatility	17%-79%
Credit derivatives	649	128	Credit Default model	Quanto correlation	15%-25%
Financial assets at fair value through profit or loss:
Debt instruments	693,013	—	Monte Carlo Simulation	Equity volatility	17%-38%
			Option model	Foreign exchange volatility	12%-41%
			DCF model	Probability of default rate	0%-23%
				Loss given default rate	10%-100%
			Net asset value (2)	—	—
Equity instruments	35,884	—	DCF model	Probability of default rate	0%-2%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	Market multiples	Price/Earnings multiple	9.3x-48.5x
				Price/Book value multiple	0.3x-2.2x
				EV/EBITDA multiple	5.8x-15.5x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	291,086	Option model	Equity to equity correlation	43%-93%
				Interest rate to interest rate correlation	29%-30%
				Quanto correlation	(16)%-49%
				Equity volatility	13%-57%
			Credit Default model	Quanto correlation	15%-25%
Others (4)	—	(3,052)	Option model	Equity to equity correlation	57%-93%
				Interest rate to interest rate correlation	16%-99%
				Quanto correlation	7%-49%
				Equity volatility	17%-49%
				Foreign exchange volatility	12%-41%
			Credit Default model	Quanto correlation	15%-90%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Impact of Valuation Sensitivity	The fair values of certain financial assets and liabilities are measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	At September 30, 2022
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(10,593)	¥—	¥—	¥—	¥—
Currency derivatives—net	(5,315)	7	7	—	—
Equity derivatives—net	16,598	2,643	2,687	—	—
Credit derivatives—net	21	27	27	—	—
Financial assets at fair value through profit or loss:
Debt instruments	633,479	841	2,127	—	—
Equity instruments	39,110	70	139	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	460,461	—	—	16,141	16,141
Financial liabilities designated at fair value through profit or loss (1)	(228,601)	1,915	2,228	—	—
Others (1)(2) —liabilities:	10,196	94	89	—	—

	At March 31, 2022
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(7,162)	¥—	¥—	¥—	¥—
Currency derivatives—net	1,652	75	73	—	—
Equity derivatives—net	15,384	3,274	3,309	—	—
Credit derivatives—net	521	17	18	—	—
Financial assets at fair value through profit or loss:
Debt instruments	693,013	3,347	7,422	—	—
Equity instruments	35,884	88	167	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	—	12,914	12,019
Financial liabilities designated at fair value through profit or loss (1)	(291,086)	2,008	2,319	—	—
Others (1)(2) —liabilities:	3,052	126	118	—	—

(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Financial Assets and Liabilities Not Carried at Fair Value
The table below presents the carrying amounts and fair values of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at September 30, 2022 and March 31, 2022. It does not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values.

		At September 30, 2022		At March 31, 2022
	Notes	Carrying amount	Fair value	Carrying amount	Fair value

		(In millions)

Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥178,466	¥178,251	¥83,954	¥83,965
Loans and advances	b	115,535,519	117,766,894	104,635,815	107,177,195
Other financial assets	b	5,788,957	5,785,908	5,309,839	5,307,008

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥119,961,737	¥119,960,567	¥114,512,622	¥114,511,759
Other deposits	c	52,766,561	52,753,411	48,080,870	48,074,478
Borrowings	c	13,427,221	13,410,416	20,200,944	20,234,044
Debt securities in issue	c	11,948,252	11,725,610	11,428,437	11,440,260
Other financial liabilities	c	9,284,232	9,284,152	7,808,826	7,808,773

Notes:

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the funding costs for the remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.
	(iv)	The carrying amounts and fair values of lease liabilities are not included in this table.